Related Party Transactions (Details 3) ¥ in Thousands	Jun. 30, 2019 USD ($)	Jun. 30, 2019 CNY (¥)	Jun. 30, 2018 CNY (¥)
Due to principal shareholder for acquisition of subsidiaries | ¥			¥ 2,116
US$ [Member]
Due to principal shareholder for acquisition of subsidiaries | $